Tax - Schedule of Movements in Deferred Tax Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Deferred tax assets, at 1 January	£ 4,785
Deferred tax assets, at 31 December	3,917	£ 4,785
Prior to offsetting of balances within same taxing jurisdiction
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Deferred tax assets, at 1 January	6,599	6,863
(Charge) credit to the income statement	(504)	(239)
(Charge) credit to other comprehensive income	(664)	(25)
Deferred tax assets, at 31 December	5,431	6,599
Prior to offsetting of balances within same taxing jurisdiction | Tax losses £m
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Deferred tax assets, at 1 January	4,615	4,747
(Charge) credit to the income statement	(396)	(132)
(Charge) credit to other comprehensive income	0	0
Deferred tax assets, at 31 December	4,219	4,615
Prior to offsetting of balances within same taxing jurisdiction | Property, plant and equipment £m
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Deferred tax assets, at 1 January	195	270
(Charge) credit to the income statement	(76)	(75)
(Charge) credit to other comprehensive income	0	0
Deferred tax assets, at 31 December	119	195
Prior to offsetting of balances within same taxing jurisdiction | Provisions £m
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Deferred tax assets, at 1 January	198	219
(Charge) credit to the income statement	(23)	(21)
(Charge) credit to other comprehensive income	0	0
Deferred tax assets, at 31 December	175	198
Prior to offsetting of balances within same taxing jurisdiction | Share-based payments £m
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Deferred tax assets, at 1 January	25	26
(Charge) credit to the income statement	3	(1)
(Charge) credit to other comprehensive income	0	0
Deferred tax assets, at 31 December	28	25
Prior to offsetting of balances within same taxing jurisdiction | Asset revaluation
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Deferred tax assets, at 1 January	70	55
(Charge) credit to the income statement	29	45
(Charge) credit to other comprehensive income	(65)	(30)
Deferred tax assets, at 31 December	34	70
Prior to offsetting of balances within same taxing jurisdiction | Pension liabilities £m
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Deferred tax assets, at 1 January	39	47
(Charge) credit to the income statement	(6)	(8)
(Charge) credit to other comprehensive income	0	0
Deferred tax assets, at 31 December	33	39
Prior to offsetting of balances within same taxing jurisdiction | Derivatives £m
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Deferred tax assets, at 1 January	1,389	1,425
(Charge) credit to the income statement	1	(41)
(Charge) credit to other comprehensive income	(599)	5
Deferred tax assets, at 31 December	791	1,389
Prior to offsetting of balances within same taxing jurisdiction | Other temporary differences £m
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Deferred tax assets, at 1 January	68	74
(Charge) credit to the income statement	(36)	(6)
(Charge) credit to other comprehensive income	0	0
Deferred tax assets, at 31 December	£ 32	£ 68